Long-Term Debt - Summary of Partnership's Outstanding Debt Repayable (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Debt Instrument, Redemption [Line Items]
Remaining 2021	$ 116,386
2022	311,817
2023	290,755
2024	141,822
2025	74,422
2026 and thereafter	68,009
Total	1,003,211	$ 1,036,118
Sale & Leaseback
Debt Instrument, Redemption [Line Items]
Remaining 2021	2,433
2022	4,960
2023	5,177
2024	5,418
2025	5,640
2026 and thereafter	68,009
Total	91,637
Periodic repayment
Debt Instrument, Redemption [Line Items]
Remaining 2021	43,142
2022	70,348
2023	54,672
2024	13,011
2025	3,276
Total	184,449
Balloon repayment
Debt Instrument, Redemption [Line Items]
Remaining 2021	70,811
2022	236,509
2023	230,906
2024	123,393
2025	65,506
Total	$ 727,125